353482

06061007

AMERICAN
STOCK EXCHANGE
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

RECD S.E.C.
OCT 3 1 2006
1086

1-15823

October 31, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on October 13, 2006, the American Stock Exchange (the "Exchange") received from Viragen, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share
Of Common Stock and one Common
Stock Purchase Warrant

Common Stock Purchase Warrants

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
NOV 0 1 2006
THOMSON
FINANCIAL

cc: Herbert Scholl